Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt

The Company was obligated under the following debt instruments (in thousands):

	July 29, 2017	October 29, 2016
Senior secured facility:
Senior secured notes, net of debt discount ($0 and $455) and debt issuance costs ($0 and $3,505)	$—	$176,040
ABL Facility	227,000	80,000
Term Loan, net of debt issuance costs ($1,883 and $0)	73,117	—

	300,117	256,040

Less: current maturities	(750)	—

Long-term debt, less current maturities	$299,367	$256,040

The Company was obligated under the following debt instruments:

	October 29, 2016	October 31, 2015
Senior secured facility:
Senior secured notes, net of debt discount ($455 and $704) and debt issuance costs ($3,505 and $5,426)	$176,040	$193,870
ABL Facility	80,000	18,224
Capital leases	—	536

	256,040	212,630

Less: current maturities	—	(236)

Long-term maturities of notes payable, bank and other long-term debt	$256,040	$212,394

Debt Redemption Prices, Percentage

On or after November 1, of the years below, the Company was allowed to redeem all or a part of the Notes at the redemption prices set forth below plus accrued and unpaid interest on the Notes redeemed, to the applicable redemption date:

104.250% (Year 2016)

102.125% (Year 2017)

100.000% (Year 2018 and thereafter)

On or after November 1, of the years below, the Company may redeem all or a part of the Notes at the redemption prices set forth below plus accrued and unpaid interest on the Notes redeemed, to the applicable redemption date:

104.250% (Year 2016)

102.125% (Year 2017)

100.000% (Year 2018 and thereafter)

Summary of Specified Secured Leverage Ratio of Term Loan

The Term Loan Agreement requires the Company to maintain a specified secured leverage ratio as follows:

Through July 31, 2018	4.00 to 1.00
Through July 31, 2019	3.75 to 1.00
Through July 31, 2020	3.50 to 1.00
Through July 31, 2021	3.25 to 1.00
Through April 25, 2022	3.00 to 1.00